UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

811-21580

(Investment Company Act file number)

Cortina Funds, Inc.

(Exact name of registrant as specified in charter)

825 N. Jefferson St., Suite 400

Milwaukee, WI 53202

(Address of principal executive offices) (Zip code)

(414) 397 - 1629

(Registrant’s telephone number)

Lori Hoch

825 N. Jefferson St., Suite 400

Milwaukee, WI 53202

(Name and Address of Agent for Service)

Date of fiscal year end: June 30

Date of reporting period: January 1 – March 31, 2012

Item 1. Schedule of Investments.

SCHEDULE of INVESTMENTS
CORTINA SMALL CAP GROWTH FUND	March 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (97.5%)
Consumer Discretionary (14.3%)
Amerigon, Inc.(a)	792	$12,815
Black Diamond, Inc.(a)	650	6,019
Body Central Corp.(a)	344	9,983
Cafepress, Inc.(a)	427	8,177
Crocs, Inc.(a)	740	15,481
Envestnet, Inc.(a)	648	8,113
Francesca's Holdings Corp.(a)	381	12,043
Fuel Systems Solutions, Inc.(a)	414	10,830
G-III Apparel Group, Ltd.(a)	331	9,407
hhgregg, Inc.(a)	954	10,857
Morgans Hotel Group Co.(a)	1,262	6,247
Shutterfly, Inc.(a)	280	8,772
Skullcandy, Inc.(a)	868	13,740
Steven Madden, Ltd.(a)	393	16,801
Teavana Holdings, Inc.(a)	412	8,125

		157,410

Consumer Staples (2.8%)
The Andersons, Inc.	208	10,127
The Fresh Market, Inc.(a)	243	11,652
Summer Infant, Inc.(a)	1,575	9,450

		31,229

Energy (6.4%)
Carrizo Oil & Gas, Inc.(a)	360	10,174
Lufkin Industries, Inc.	117	9,436
Northern Oil & Gas, Inc.(a)	537	11,137
Rex Energy Corp.(a)	821	8,768
Sanchez Energy Corp.(a)	438	9,833
Synergy Resources Corp.(a)	2,570	8,609
Triangle Petroleum Corp.(a)	1,815	12,524

		70,481

Financials (2.7%)
Greenhill & Co., Inc.	222	9,688
Pinnacle Financial Partners, Inc.(a)	598	10,973
Texas Capital Bancshares, Inc.(a)	271	9,382

		30,043

Health Care (23.9%)
ABIOMED, Inc.(a)	456	10,119
Accuray, Inc.(a)	1,979	13,972
Align Technology, Inc.(a)	439	12,095
AtriCure, Inc.(a)	1,033	10,278
Cepheid, Inc.(a)	297	12,424
Cerus Corp.(a)	3,163	12,715
Complete Genomics, Inc.(a)	1,114	3,142
Conceptus, Inc.(a)	640	9,203
DexCom, Inc.(a)	912	9,512
Endologix, Inc.(a)	965	14,137
Fluidigm Corp.(a)	754	11,861
HealthStream, Inc.(a)	472	10,946
Insulet Corp.(a)	603	11,541
Luminex Corp.(a)	584	13,636
Medidata Solutions, Inc.(a)	638	16,996
Myriad Genetics, Inc.(a)	429	10,150
OraSure Technologies, Inc.(a)	1,176	13,512
PhotoMedex, Inc.(a)	356	4,610

	Shares	Value
COMMON STOCKS (continued)
Health Care (continued)
Quidel Corp.(a)	568	$10,434
Soltra Medical, Inc.(a)	4,402	13,338
Staar Surgical Co.(a)	1,078	11,675
Synergetics USA, Inc.(a)	1,678	10,907
Uroplasty, Inc.(a)	1,742	5,244
Volcano Corp.(a)	381	10,801

		263,248

Industrials (10.4%)
AO Smith Corp.	200	8,990
Astronics Corp.(a)	191	6,677
Chart Industries, Inc.(a)	227	16,646
Dynamic Materials Corp.	373	7,874
Flow International Corp.(a)	3,039	12,217
Heritage Crystal, Inc.(a)	406	8,100
Manitex International, Inc.(a)	499	3,658
Mistras Group, Inc.(a)	458	10,909
Primoris Services Corp.	538	8,640
Rush Enterprises, Inc., Class A(a)	408	8,658
Titan Machinery, Inc.(a)	353	9,955
Westport Innovations, Inc.(a)	308	12,603

		114,927

Information Technology (35.1%)
Allot Communications, Ltd.(a)	256	5,952
Aruba Networks, Inc.(a)	373	8,310
Boingo Wireless, Inc.(a)	746	9,027
Brightcove, Inc.(a)	304	7,539
BroadSoft, Inc.(a)	285	10,901
CommVault Systems, Inc.(a)	335	16,629
Computer Task Group, Inc.(a)	614	9,407
Constant Contact, Inc.(a)	318	9,473
Echo Global Logistics, Inc.(a)	749	12,059
ExactTarget, Inc.(a)	355	9,230
FARO Technologies, Inc.(a)	114	6,650
FSI International, Inc.(a)	2,537	12,406
Greenway Medical Technologies(a)	789	12,056
Guidewire Software, Inc.(a)	231	7,110
Imperva, Inc.(a)	159	6,225
Inphi Corp.(a)	672	9,529
Interactive Intelligence, Inc.(a)	343	10,465
Ixia(a)	857	10,704
Kenexa Corp.(a)	379	11,840
LivePerson, Inc.(a)	706	11,840
LogMeIn, Inc.(a)	227	7,997
MaxLinear, Inc., Class A(a)	1,232	6,862
Maxwell Technologies, Inc.(a)	884	16,204
Netgear, Inc.(a)	235	8,977
Procera Networks, Inc.(a)	254	5,679
QLIK Technologies, Inc.(a)	323	10,336
Responsys, Inc.(a)	859	10,282
Rudolph Technologies, Inc.(a)	967	10,743
Sapient Corp.	586	7,296
Semtech Corp.(a)	371	10,559
SPS Commerce, Inc.(a)	349	9,381
Stamps.com, Inc.(a)	348	9,702
Synacor, Inc.(a)	285	2,155
Synchronoss Technologies, Inc.(a)	396	12,640
Tangoe, Inc.(a)	668	12,565

	Shares	Value
COMMON STOCKS (continued)
Information Technology (continued)
TechTarget, Inc(a)	1,316	$9,120
TeleTech Holdings, Inc.(a)	492	7,921
ValueClick, Inc.(a)	523	10,324
Vocera Communications, Inc.(a)	325	7,605
Volterra Semiconductor Corp.(a)	404	13,904

		387,604

Materials (0.7%)
GSE Holding, Inc.(a)	543	7,130

Telecommunication Services (1.2%)
inContact, Inc.(a)	2,424	13,526

TOTAL COMMON STOCKS (COST $860,325)		1,075,598

SHORT TERM INVESTMENT (2.0%)
HighMark Diversified Money Market Fund, 7 Day Yield 0.020%	22,571	22,571

TOTAL SHORT TERM INVESTMENT (COST $22,571)		22,571

TOTAL INVESTMENTS (99.5%) (COST $882,896)		1,098,169

TOTAL ASSETS IN EXCESS OF OTHER LIABILITIES (0.5%)		5,415

NET ASSETS 100.0%		$1,103,584

(a) Non Income Producing Security.

Common Abbreviations:

Ltd. - Limited.

See Notes to Quarterly Schedule of Investments.

SCHEDULE of INVESTMENTS
CORTINA SMALL CAP VALUE FUND	March 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (98.1%)
Consumer Discretionary (11.4%)
AFC Enterprises, Inc.(a)	965	$16,366
Cabela’s, Inc.(a)	539	20,563
Denny’s Corp.(a)	3,139	12,682
DreamWorks Animation SKG, Inc., Class A(a)	607	11,199
Express, Inc.(a)	642	16,037
Maidenform Brands, Inc.(a)	383	8,621
PF Chang’s China Bistro, Inc.	461	18,219
Regis Corp.	1,077	19,849

		123,536

Consumer Staples (1.7%)
Darling International, Inc.(a)	1,074	18,709

Energy (4.7%)
Basic Energy Services, Inc.(a)	323	5,604
GeoResources, Inc.(a)	281	9,200
Matador Resources Co.(a)	758	8,300
Northern Oil & Gas, Inc.(a)	420	8,711
Tetra Technologies, Inc.(a)	1,982	18,671

		50,486

Financials (33.3%)
AerCap Holdings NV(a)	897	9,966
Altisource Portfolio Solutions SA(a)	401	24,317
Amtrust Financial Services, Inc.	634	17,042
BBCN Bancorp, Inc.(a)	1,506	16,762
Boston Private Financial Holdings, Inc.	2,634	26,103
Capitol Federal Financial, Inc.	1,770	20,992
CNO Financial Group, Inc.(a)	3,087	24,017
Cowen Group, Inc., Class A(a)	3,166	8,580
Kennedy-Wilson Holdings, Inc.	1,765	23,827
Maiden Holdings, Ltd.	1,904	17,136
MB Financial, Inc.	1,028	21,578
Northwest Bancshares, Inc.	934	11,862
Ocwen Financial Corp.(a)	1,052	16,443
Oritani Financial Corp.	1,525	22,387
PHH Corp.(a)	1,158	17,914
Platinum Underwriters Holdings, Ltd.	317	11,570
ProAssurance Corp.	332	29,252
Susquehanna Bancshares, Inc.	2,394	23,653
West Coast Bancorp(a)	850	16,082

		359,483

Health Care (4.1%)
Hanger Orthopedic Group, Inc.(a)	643	14,056
ICU Medical, Inc.(a)	345	16,960
Teleflex, Inc.	213	13,025

		44,041

Industrials (22.8%)
ACCO Brands Corp.(a)	2,462	30,553
Actuant Corp., Class A	576	16,698
Con-way, Inc.	449	14,642
Cubic Corp.	300	14,184
ESCO Technologies, Inc.	361	13,274
Fortune Brands Home & Security, Inc.(a)	823	18,164
Hexcel Corp.(a)	456	10,949
Insperity, Inc.	402	12,317

	Shares	Value
COMMON STOCKS (continued)
Industrials (continued)
MasTec, Inc.(a)	920	$16,643
Powell Industries, Inc.(a)	396	13,563
RailAmerica, Inc.(a)	1,205	25,859
RSC Holdings, Inc.(a)	644	14,548
Rush Enterprises, Inc., Class A(a)	679	14,408
Tennant Co.	256	11,264
TrueBlue, Inc.(a)	1,062	18,989

		246,055

Information Technology (14.6%)
Compuware Corp.(a)	1,260	11,579
Deltek, Inc.(a)	1,826	19,465
ExlService Holdings, Inc.(a)	481	13,199
Harmonic, Inc.(a)	3,264	17,854
Logitech International SA(a)	2,322	18,112
MEMC Electronic Materials, Inc.(a)	3,368	12,158
PMC - Sierra, Inc.(a)	1,972	14,258
Sierra Wireless, Inc.(a)	2,106	15,416
Spansion, Inc., Class A(a)	1,008	12,277
Super Micro Computer, Inc.(a)	1,300	22,698

		157,016

Materials (2.4%)
Graphic Packaging Holdings, Inc.(a)	4,778	26,375

Utilities (3.1%)
Allete, Inc.	513	21,284
El Paso Electric Co.	375	12,184

		33,468

TOTAL COMMON STOCKS (COST $885,577)		1,059,169

SHORT TERM INVESTMENT (3.5%)
HighMark Diversified Money Market Fund, 7 Day Yield 0.020%	37,072	37,072

TOTAL SHORT TERM INVESTMENT (COST $37,072)		37,072

TOTAL INVESTMENTS (101.6%) (COST $922,649)		1,096,241

TOTAL LIABILITIES IN EXCESS OF OTHER ASSETS (-1.6%)		(16,880)

NET ASSETS 100.0%		$1,079,361

(a)	Non Income Producing Security.

Common Abbreviations:

Ltd.- Limited.

NV - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

SA - Generally designates corporations in various countries, mostly those employing the civil law.

See Notes to Quarterly Schedule of Investments.

CORTINA FUNDS, INC.

Notes to the Quarterly Schedule of Investments

March 31, 2012 (Unaudited)

1. ORGANIZATION

Cortina Funds, Inc. (the “Corporation”), is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Corporation was organized on June 30, 2004 as a Wisconsin Business Corporation. The Corporation currently offers shares of common stock (“shares”) of the Cortina Small Cap Growth Fund and the Cortina Small Cap Value Fund (each a “Fund” and collectively, the “Funds”). The Funds commenced operations on September 30, 2011. The Cortina Small Cap Growth Fund is a diversified portfolio with an investment objective to seek growth of capital and the Cortina Small Cap Value Fund is a diversified portfolio with an investment objective to seek long-term capital appreciation. Shares of each Fund are designated as Institutional Shares with an indefinite number of shares authorized at $0.01 par value. The Articles of Incorporation, as amended and restated, permits the Board of Directors (the “Board”) to create additional funds and share classes. The Institutional Class is currently the only class offered.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

Use of Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ from those estimates.

Investment Valuation — Investment securities are valued at the last sale price at the close of the principal exchange on which they trade, except for securities listed on the National Association of Securities Dealers Automated Quotations (“NASDAQ”) exchange, which are valued at the NASDAQ official closing price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets. Investments for which market quotations are not readily available are valued at fair value as determined in good faith under consistently applied procedures approved by and under the general supervision of the Funds’ Board.

Investment Transactions — Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

Fair Value Measurements — A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value.

Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

• Level 1 —	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

• Level 2 —	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

CORTINA FUNDS, INC.

Notes to the Quarterly Schedule of Investments

March 31, 2012 (Unaudited)

• Level 3 —	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

An investment level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The valuation techniques used by the Funds to measure fair value during the period ended March 31, 2012 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. The following is a summary of the inputs used in valuing the Funds’ investments as of March 31, 2012:

Cortina Small Cap Growth Fund:

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$1,075,598	$–	$–	$1,075,598
Short Term Investment	22,571	–	–	22,571
Total	$1,098,169	$–	$–	$1,098,169

Cortina Small Cap Value Fund:

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$1,059,169	$–	$–	$1,059,169
Short Term Investment	37,072	–	–	37,072
Total	$1,096,241	$–	$–	$1,096,241

*	See Schedule of Investments for industry classification.

For the period ended March 31, 2012, there have been no significant changes to the Funds’ fair value methodologies. Additionally, there were no transfers into or out of Levels 1 and 2 during the period ended March 31, 2012.

For the period ended March 31, 2012, the Funds did not have significant unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

3. TAX BASIS INFORMATION

Tax Basis of Investments — As of March 31, 2012, the aggregate cost of investments, gross unrealized appreciation/ (depreciation) and net unrealized appreciation for Federal tax purposes was as follows:

FUND	COST OF INVESTMENTS	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED (DEPRECIATION)	NET UNREALIZED APPRECIATION
Cortina Small Cap Growth Fund	$908,187	$208,414	$(18,432)	$189,982
Cortina Small Cap Value Fund	$937,264	$166,137	$(7,160)	$158,977

The difference between book basis and tax basis net unrealized appreciation is attributable to the deferral of losses from wash sales.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting (as defined in rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Cortina Funds, Inc.

By:	/s/ Ryan T. Davies
Ryan T. Davies, President
(Principal Executive Officer)
Date:	May 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ryan T. Davies
Ryan T. Davies, President
(Principal Executive Officer)
Date:	May 21, 2012

By:	/s/ Terese Nielsen
Terese Nielsen, Treasurer and Principal Accounting Officer
(Principal Financial Officer)
Date:	May 21, 2012